Shareholder Report	12 Months Ended
Mar. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	DELAWARE GROUP CASH RESERVE
Entity Central Index Key	0000230173
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
C000162386 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Ultrashort Fund(formerly, Delaware Investments Ultrashort Fund)
Class Name	Institutional Class
Trading Symbol	DULTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Macquarie Ultrashort Fund (Fund) for the period of April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$41	0.40%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.40%
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Macquarie Ultrashort Fund (Institutional Class) returned 5.11% (excluding sales charge) for the 12 months ended March 31, 2025. During the same period, the Bloomberg US Aggregate Index, the Fund's broad-based securities market index, returned 4.88%, while the ICE BofA US 6-Month Treasury Bill Index, the Fund's narrowly based securities market index, returned 5.12%.
Top contributors to performance:
Short duration US Treasury yields declined as the US Federal Reserve (Fed) implemented three interest rate cuts totaling 100 basis points between September and December 2024 (one basis point is a hundredth of a percentage point). The Fund’s yield curve positioning contributed to performance during the reporting period.
The Fund’s sector allocations to securitized finance and commercial paper contributed to performance.
Top detractor from performance:
The Fund’s allocation to floating rate basis securities detracted from performance as the Fed reduced interest rates during the reporting period.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years (or period) of the Class for the life of the Class. It also assumes a $10,000 initial investment at the Class's inception date in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period January 5, 2016 (Institutional Class's inception), through March 31, 2025

Average Annual Return [Table Text Block]
Average annual total returns (as of March 31, 2025)	1 year	5 year	Since inception (1/5/16)
Macquarie Ultrashort Fund (Institutional Class) – including sales charge	5.11%	3.14%	2.19%
Macquarie Ultrashort Fund (Institutional Class) – excluding sales charge	5.11%	3.14%	2.19%
Bloomberg US Aggregate Index	4.88%	-0.40%	1.52%
ICE BofA US 6-Month Treasury Bill Index	5.12%	2.59%	2.16%*
*	Benchmark lifetime returns are as of the month end prior to the Fund's inception date.

Performance Inception Date	Jan. 05, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In connection with new regulatory requirements, effective July 31, 2024, the Fund changed its broad-based securities market benchmark index to the Bloomberg US Aggregate Index.
Prior Market Index Comparison [Text Block]	Although the Bloomberg US Aggregate Index can be considered broadly representative of the overall securities market applicable to the Fund, the Fund will continue to show the performance of the ICE BofA US 6-Month Treasury Bill Index for comparative purposes because Delaware Management Company, the Fund's manager, believes it is more representative of the Fund's investment universe.
Material Change Date	Dec. 31, 2024
Updated Performance Information Location [Text Block]	Visit macquarie.com/mam/performance for the most recent performance information.
Net Assets	$ 124,160,492
Holdings Count | Holding	65
Advisory Fees Paid, Amount	$ 141,864
Investment Company Portfolio Turnover	78.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of March 31, 2025)
Fund net assets	$124,160,492
Total number of portfolio holdings	65
Total advisory fees paid	$141,864
Portfolio turnover rate	78%

Holdings [Text Block]
Fund holdings (as of March 31, 2025)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Non-Agency Asset-Backed Securities	57.62%
Commercial Paper	24.43%
Corporate Bonds	8.07%
Agency Commercial Mortgage-Backed Securities	7.23%
Short-Term Investments	1.55%
Collateralized Debt Obligations	0.90%

Material Fund Change [Text Block]
Material Fund changes
On December 31, 2024, the Fund changed its name from Delaware Investments Ultrashort Fund to Macquarie Ultrashort Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	On December 31, 2024, the Fund changed its name from Delaware Investments Ultrashort Fund to Macquarie Ultrashort Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	macquarie.com/mam/literature